Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Major Components of Deferred Tax Assets and Deferred Tax Liabilities	Major components of deferred tax assets and deferred tax liabilities:
Year ended December 31
2024
U.S. Dollars in thousands

Deferred tax assets:

Carryforward tax losses	$2,281
Research and development expenses	2,511
Accrued expenses	481
Property plant and equipment and lease, net	689
Other	112
Total Deferred tax assets	$6,074

Deferred tax liability:

Intangible assets and goodwill	(5,567)
Other	(19)
Deferred tax liability	$(5,586)

Deferred tax assets, net	$488

Schedule of Taxes on Income	Taxes on income
	Year ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Current taxes	$209	$145	$62
Deferred tax income	(1,337)	-	-
Taxes with respect of prior years	-	-	-

Taxes on income	$(1,128)	$145	$62

Schedule of Reconciliation Between the Statutory Tax Rate and Effective Tax Rate

The table below represent the reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss

Year ended December 31
2024
U.S. Dollars in thousands
Gain before taxes on income	$13,334
Statutory tax rate	23%
Tax (tax benefit) computed at the statutory tax rate	3,067

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Effect of creating deferred taxes at a rate different from the primary tax rate	177
Nondeductible expenses for tax purposes	2,095
Unrecognized temporary differences	158
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	(4,955)
Effect of change on current and deferred tax assets	(1,490)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(78)
Other	(102)

Tax benefit	$1,128